July 26, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:

ING Separate Portfolios Trust

SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 36 (“Amendment”) to the Registration Statement of ING Separate Portfolios Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on September 30, 2013. The Registrant is filing the Amendment for the purpose of updating the Registrant’s Class I Prospectus for the ING Retirement Solution Funds and the related Statement of Additional Information, each dated September 30, 2013, in compliance with annual updating requirements to pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli_________________

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

Attachment

cc:  Huey P. Falgout, Jr., Esq.

       ING Investments, LLC

       Jeffrey S. Puretz, Esq.

       Dechert LLP